AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                              ("Separate Account")
                                  Supplement to
                                OVERTURE MEDLEY!
                          Prospectus Dated May 1, 2006
                       Supplement Dated September 20, 2006

1. On Page 6, the TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES chart is corrected to state (a) the minimum portfolio company expenses before waivers and reductions are 0.41%, and (b) the maximum portfolio company expenses are 2.21%, as shown in the corrected chart below:

---------------------------------------------------------------------------- -------------------- ------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including            Minimum            Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- ------------------
Before any Waivers and Reductions                                                   0.41% (1)          2.21% (2)
---------------------------------------------------------------------------- -------------------- ------------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio       0.36% (1)          2.21% (2)
Expenses Table at the end of this section)
---------------------------------------------------------------------------- -------------------- ------------------

     (1) Ameritas Money Market Portfolio.
     (2) Calvert CVS Social International Equity Portfolio.

2. On Page 7, the EXAMPLES OF EXPENSES Maximum Policy Expense Fees is corrected to state the maximum portfolio company expenses are 2.21%, as shown in the corrected footnote (1), below:

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.80% of other Policy value annual expenses for the most expensive of optional features (the Minimum Initial Premium, expanded free withdrawal, 5-year withdrawal charge, Expanded Estate Protection Benefit, and "greater of" guaranteed minimum death benefit optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.21%).

All other Policy provisions remain as stated in the Policy and prospectus.

                 Please retain this Supplement with the current
                   prospectus for your variable Policy issued
                  by Ameritas Variable Life Insurance Company.
          If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.